Impairment - Impairment in Respect of (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Impairment
Total impairment charged	£ 3,625	£ 589	£ 1,362
Drawn balance
Impairment
Total impairment charged	3,330	609	1,380
Undrawn balance
Impairment
Total impairment charged	289		£ (17)
Loan commitments and financial guarantees
Impairment
Total impairment charged	289	(20)
Financial asset at amortised cost
Impairment
Impairment loss on financial assets	3,330	609
Financial asset at amortised cost | Loans and Advances to Banks
Impairment
Impairment loss on financial assets	14
Financial asset at amortised cost | Loans and advances to customers
Impairment
Impairment loss on financial assets	3,314	610
Financial asset at amortised cost | Debt securities
Impairment
Impairment loss on financial assets	1
Financial asset at amortised cost | Due from fellow Lloyds Banking Group undertakings
Impairment
Impairment loss on financial assets	1	£ (1)
Financial assets at FVOCI
Impairment
Total impairment charged	£ 6